Administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of administrative expense [Line Items]
Administrative expenses	$ 83,597	$ 81,692	$ 84,372
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses	4,760	8,780	20,028
Management expenses [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses	3,395	7,191	18,108
Others [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of administrative expense [Line Items]
Administrative expenses	1,365	1,589	1,920
Personnel expenses
Disclosure of administrative expense [Line Items]
Administrative expenses	36,265	29,617	33,036
Sundry charges
Disclosure of administrative expense [Line Items]
Administrative expenses	12,510	15,531	21,248
Professional fees
Disclosure of administrative expense [Line Items]
Administrative expenses	12,663	11,696	10,364
Rentals
Disclosure of administrative expense [Line Items]
Administrative expenses	5,412	4,870	4,009
Donations
Disclosure of administrative expense [Line Items]
Administrative expenses	3,006	4,280	3,336
Insurance
Disclosure of administrative expense [Line Items]
Administrative expenses	3,911	3,023	5,105
Allowance for doubtful accounts
Disclosure of administrative expense [Line Items]
Administrative expenses	676	5,087	903
Communications
Disclosure of administrative expense [Line Items]
Administrative expenses	1,376	1,557	1,281
Canons and tributes.
Disclosure of administrative expense [Line Items]
Administrative expenses	602	1,460	824
Maintenance and repairs
Disclosure of administrative expense [Line Items]
Administrative expenses	2,657	1,076	973
Board of Directors’ participation
Disclosure of administrative expense [Line Items]
Administrative expenses	1,422	1,140	1,055
Travel and mobility
Disclosure of administrative expense [Line Items]
Administrative expenses	1,053	914	787
Subscriptions and quotes
Disclosure of administrative expense [Line Items]
Administrative expenses	1,428	697	540
Consumption of materials and supplies
Disclosure of administrative expense [Line Items]
Administrative expenses	616	416	1,032
Provision (reversal) of stock appreciation’s rights
Disclosure of administrative expense [Line Items]
Administrative expenses	$ 0	$ 328	$ (121)